Derivative Financial Instruments – Consolidated	12 Months Ended
Dec. 31, 2025
Derivative financial instruments – Consolidated [Abstract]
Derivative financial instruments – Consolidated
7.	Derivative financial instruments – Consolidated

a.	Breakdown per index

	12/31/2025
	Assets		Liabilities
	Amounts receivable	Nominal value	Amounts payable	Nominal value
Swap	869,232	12,509,027	(264,236)	5,878,802
IPCA x CDI	55,722	179,205	(6,984)	50,930
IPCA x Fixed rate	176	32,950	-	-
CDI x Dollar	7,157	201,600	-	-
CDI x IPCA	721,822	6,893,412	(219,779)	3,410,393
CDI x Fixed rate	71,245	2,571,538	(18,275)	1,293,345
CDI x CDI	956	1,031,819	-	-
Fixed rate x CDI	10,655	1,158,766	(19,033)	1,019,468
Fixed rate x IPCA	1,499	439,737	(165)	104,666
NDF (Non-deliverable Forward)	32,552	942,256	(46,317)	1,082,966
Currency term	15,629	640,728	(22,390)	739,690
Dollar x Fixed rate	1,485	78,040	(14,356)	281,355
Fixed rate x Dollar	10,460	451,469	(8,034)	458,335
Fixed rate x Yen	3,684	111,219	-	-
Forward commodities	16,923	301,528	(23,927)	343,276
Commodities	16,923	301,528	(23,927)	343,276
Options	106,239	270,889	(4,522)	192,425
Purchase of call option	105,234	181,927	-	-
Purchase of put option	1,005	88,962	-	-
Sale of call option	-	-	(2,488)	103,789
Sale of put option	-	-	(2,034)	88,636
Futures	15,326	3,421,165	(29,376)	5,357,373
Long position	770	889,134	(29,240)	5,067,269
DAP [1]	10	184,490	(2,549)	3,338,065
DDI [2]	-	-	(7,257)	442,942
DI1 [3]	532	665,268	-	16,983
DOL [4]	-	-	(15,656)	977,364
WDO [5]	-	-	(2,580)	180,864
Currencies - FX	-	-	(1,127)	101,776
Commodities – Abroad	228	39,376	(71)	9,275
Short position	14,556	2,532,031	(136)	290,104
DDI [2]	3,275	226,286	-	-
DI1 [3]	281	1,488,800	(42)	270,864
IND [6]	-	-	(67)	11,475
WDO [5]	4,247	780,406	-	-
Currencies - FX	3	1,617	-	-
Commodities – Abroad	6,750	34,922	(27)	7,765
Total	1,023,349	17,143,337	(344,451)	12,511,566
	12/31/2024
	Assets		Liabilities
	Amounts receivable	Nominal value	Amounts payable	Nominal value
Swap	834,744	9,132,760	(170,417)	3,770,579
IPCA x CDI	41,009	357,838	(5,569)	44,280
CDI x Dollar	19,888	410,087	(7,318)	24,673
IPCA x Fixed rate	2,776	32,950	-	-
CDI x IPCA	638,920	6,608,426	(77,126)	2,455,378
CDI x Fixed rate	129,684	1,581,558	-	-
CDI x CDI	2,328	111,465	-	-
Fixed rate x CDI	139	30,436	(80,404)	1,246,248
NDF (Non-deliverable Forward)	196,357	5,048,660	(107,118)	2,411,536
Currency term	152,775	4,259,104	(70,332)	1,805,233
Dollar x Fixed rate	151,034	3,078,120	(560)	33,713
Fixed rate x Dólar	170	1,143,146	(68,657)	1,748,315
Euro x Fixed rate	-	-	-	177
Fixed rate x Yen	443	14,810	(1,115)	23,028
Yen x Fixed rate	1,128	23,028	-	-
Forward commodities	43,582	789,556	(36,786)	606,303
Commodities	43,582	789,556	(36,786)	606,303
Options	18,817	666,593	(17,837)	580,038
Purchase of call option	18,215	488,637	-	-
Purchase of put option	602	177,956	-	-
Sale of call option	-	-	(17,233)	293,696
Sale of put option	-	-	(604)	286,342
Futures	21,272	5,260,984	(21,943)	4,918,192
Long position	859	1,867,692	(19,530)	4,626,465
DAP [1]	-	-	(11,655)	1,457,382
DDI [2]	-	-	(151)	52,682
DI1 [3]	32	1,650,880	(2,526)	982,772
DOL [4]	-	-	(4,940)	2,119,259
Commodities - Domestic	827	216,812	-	-
Commodities – Internacional	-	-	(258)	14,370
Short position	20,413	3,393,292	(2,413)	291,727
DAP [1]	155	259,142	-	-
DDI [2]	3,670	1,307,850	-	-
DI1 [3]	1,683	449,622	(10)	91,499
WDO [5]	2,252	1,192,993	(583)	125,623
Currencies - FX	12,589	181,956	(1,025)	32,855
Commodities – Domestic	64	1,729	-	-
Commodities – Abroad	-	-	(795)	41,750
Total	1,071,190	20,108,997	(317,315)	11,680,345

(1)	IPCA Future Contract Coupon – DAP is a deal code for Brazilian exchange stocks (B3)
(2)	Currency Coupon Futures Contract – DDI is a deal code for Brazilian exchange stocks (B3)
(3)	One-Day Interbank Deposit Rate Futures -DI1 is a deal code for Brazilian exchange stocks (B3)
(4)	Commercial Dollar Exchange Rate Futures – DOL is a deal code for Brazilian exchange stocks (B3)
(5)	Mini Commercial Dollar Exchange Rate Futures – WDO is a deal code for Brazilian exchange stocks (B3)
(6)	IBOVESPA Future Contract Coupon – IND is a deal code for Brazilian exchange stocks (B3)

Financial collateral given for derivative financial instrument transactions with B3 S.A. are represented by government bonds and totaled R$ 375,419 on December 31, 2025 (R$ 380,628 on December 31, 2024).

b.	Comparison between the cost and fair value

	12/31/2025
	Cost	Unrealized gains/ (losses)	Credit valuation adjustment	Fair value
Assets
Swap	324,639	548,217	(3,624)	869,232
NDF	30,113	2,530	(91)	32,552
Options	100,008	6,697	(466)	106,239
Futures	15,326	-	-	15,326
Total	470,086	557,444	(4,181)	1,023,349
Liabilities
Swap	(431,095)	166,859	-	(264,236)
NDF	(45,591)	(726)	-	(46,317)
Options	(5,278)	756	-	(4,522)
Futures	(29,376)	-	-	(29,376)
Total	(511,340)	166,889	-	(344,451)

	12/31/2024
	Cost	Unrealized gains/ (losses)	Credit valuation adjustment	Fair value
Assets
Swap	92,355	747,151	(4,762)	834,744
NDF	197,560	(44)	(1,159)	196,357
Options	10,771	8,213	(167)	18,817
Futures	21,272	-	-	21,272
Total	321,958	755,320	(6,088)	1,071,190
Liabilities
Swap	(311,850)	141,107	326	(170,417)
NDF	(107,034)	(181)	97	(107,118)
Options	(14,343)	(3,496)	2	(17,837)
Futures	(21,943)	-	-	(21,943)
Total	(455,170)	137,430	425	(317,315)
c.	Breakdown per maturity

	12/31/2025
	≤03 months	03−12 months	01−03 years	>03 years	Total
Assets
Swap	30,256	91,920	155,534	591,522	869,232
NDF	13,982	5,674	12,896	-	32,552
Options	3,840	35,442	66,957	-	106,239
Futures	9,875	4,217	703	531	15,326
Total	57,953	137,253	236,090	592,053	1,023,349
Liabilities
Swap	(605)	(3,075)	(92,378)	(168,178)	(264,236)
NDF	(17,349)	(17,237)	(11,731)	-	(46,317)
Options	(4,344)	(178)	-	-	(4,522)
Futures	(21,677)	(5,022)	(537)	(2,140)	(29,376)
Total	(43,975)	(25,512)	(104,646)	(170,318)	(344,451)

	12/31/2024
	≤03 months	03−12 months	01−03 years	>03 years	Total
Assets
Swap	4,961	7,019	167,954	654,810	834,744
NDF	126,182	55,160	4,224	10,791	196,357
Options	10,349	8,468	-	-	18,817
Futures	9,725	6,917	3,307	1,323	21,272
Total	151,217	77,564	175,485	666,924	1,071,190
Liabilities
Swap	(130)	(17,623)	(14,234)	(138,430)	(170,417)
NDF	(53,306)	(42,696)	(2,744)	(8,372)	(107,118)
Options	(3,370)	(14,467)	-	-	(17,837)
Futures	(9,153)	(529)	(1,042)	(11,219)	(21,943)
Total	(65,959)	(75,315)	(18,020)	(158,021)	(317,315)
d.	Derivatives offset amount

As of December 31, 2025 and 2024 the Group does not have contracts in which the Group or its counterparty has the right to offset the amounts receivable and payable from the separate contracts in the event of default.

e.	Derivatives designated as hedge accounting

	12/31/2025
Strategy	Hedging instrument fair value(1)	Hedged item fair value	Fair value adjustment on hedged item recorded in profit or loss (2)
Interest rate risk
Funding Hedge (3)
Floating rate funding	(188,825)	213,886	2,358
Total	(188,825)	213,886	2,358

	12/31/2024
Strategy	Hedging instrument fair value(1)	Hedged item fair value	Fair value adjustment on hedged item recorded in profit or loss (2)
Interest rate risk
Funding Hedge (3)
Fixed rate funding	(134,088)	163,812	-
Floating rate funding	(378,686)	396,116	2,158
Total	(512,774)	559,928	2,158

(1)	The Group uses futures contracts, traded on B3 S.A., as a hedging instrument related to the interest rate risk of fixed and floating-rate funding selected for hedging. Daily adjustments related to futures contracts are recorded under “Interest income and gains on financial instruments”. The change in the fair value of the instruments represents the fair value measurement portion of the futures contract.
(2)	Refers to the accumulated change in the fair value of Bank Deposit Certificates (CDBs) since the beginning of the hedge accounting strategy.
(3)	Fixed-rate and floating-rate funding recorded under “Client deposits”, related to the Bank Deposit Certificate (“CDB”) product.